As filed with the Securities and Exchange Commission on September 10, 2025

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 107	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 109	☒

(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

855-609-3680

Stone Ridge Trust

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copies of Communication To:

Elizabeth J. Reza Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Gregory C. Davis Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 24, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 107 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement of Stone Ridge Trust (the “Registrant”) on Form N-1A was filed pursuant to Rule 485(a)(1) on July 16, 2025 to include a prospectus and statement of additional information relating to LifeX 2050 Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2065 Longevity Income ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF (together, the “Funds”), each a series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on September 14, 2025.

This Post-Effective Amendment No. 107 under the 1933 Act and Amendment No. 109 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating September 24, 2025 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 107 incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Part C relating to the Funds contained in the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 107 to the Registration Statement of Stone Ridge Trust (related to LifeX 2050 Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2065 Longevity Income ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 10th day of September, 2025.

STONE RIDGE TRUST

By:	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Trustee, President (Principal Executive Officer)	September 10, 2025
Ross Stevens

/s/ Maura Keselowsky	Treasurer (Principal Financial Officer)	September 10, 2025
Maura Keselowsky

*	Trustee	September 10, 2025
Daniel Charney

*	Trustee	September 10, 2025
Jeffery Ekberg
* Power of Attorney

*By:	/s/ Maura Keselowsky
Maura Keselowsky Attorney in Fact